Operating leases	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Operating leases	Operating leases
Lease costs recorded under operating leases for the nine months ended September 30, 2022 and September 30, 2021 were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	(in thousands)		(in thousands)
Operating lease costs	$12,164	$18,905	$40,976	$34,243
Income from sub-leases	(268)	(312)	(898)	(743)
Net operating lease costs	$11,896	$18,593	$40,078	$33,500

Of the total cost of $40.1 million incurred in the nine months ended September 30, 2022 (September 30, 2021: $33.5 million), $38.1 million (September 30, 2021: $31.9 million) is recorded within selling, general and administration costs and $2.0 million (September 30, 2021: $1.6 million) is recorded within direct costs.

During the nine months ended September 30, 2022 and September 30, 2021, costs incurred by the Group related to variable lease payments was de minimis.

Right-of-use assets obtained during the three months ended September 30, 2022, excluding early termination options, now reasonably certain to be exercised of $Nil (September 30, 2021: $Nil), totaled $1.7 million (September 30, 2021: $1.1 million). Right-of-use assets obtained during the nine months ended September 30, 2022, excluding early termination options, now reasonably certain to be exercised of $Nil (September 30, 2021: $4.2 million), totaled $37.6 million (September 30, 2021: $4.9 million).

The weighted average remaining lease term and weighted-average discount rate at September 30, 2022 were 6.77 years and 2.48%, respectively.

Future minimum lease payments under non-cancelable leases as of September 30, 2022 were as follows:

Minimum rental payments
(in thousands)	September 30, 2022
Year 1	$45,854
Year 2	33,861
Year 3	23,134
Year 4	18,684
Year 5	15,497
Thereafter	45,708
Total future minimum lease payments	182,738
Lease imputed interest	(14,030)
Total	$168,708
Operating lease liabilities are presented as current and non-current. Operating lease liabilities of $42.2 million have been included in other liabilities as at September 30, 2022 (September 30, 2021: $61.9 million).